Rafferty Asset Management, LLC
1301 Avenue of the Americas (6th Avenue), 28th Floor
New York, New York 10019
September 24, 2021
FILED VIA EDGAR
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549-1004
Re: Direxion Shares ETF Trust (the “Trust”)
File Nos.: 333-150525 and 811-22201
Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectus and Statement of Additional Information for the Direxion Daily US Infrastructure Bull 2X Shares, Direxion Daily US Infrastructure Bear 2X Shares, Direxion Daily FinTech Bull 2X Shares, Direxion Daily FinTech Bear 2X Shares, Direxion Daily S&P Expanded Tech Software Sector Bull 2X Shares, Direxion Daily S&P Expanded Tech Software Sector Bear 2X Shares, Direxion Daily Metals & Mining Bull 2X Shares and Direxion Daily Metals & Mining Bear 2X Shares that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated September 21, 2021, filed electronically as Post-Effective Amendment No. 312 to the Trust’s Registration Statement on Form N-1A on September 21, 2021.
If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Stacy L. Fuller of K&L Gates at (202) 778-9475.
Sincerely,
DIREXION SHARES ETF TRUST
/s/ Angela Brickl
Secretary
Rafferty Asset Management, LLC